RELATED PARTY TRANSACTIONS - Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Salaries and other short-term employee benefits	$ 11	$ 15
Post-employment benefits	2	2
Stock-based compensation	19	20
Total compensation	$ 32	$ 37